UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2012
                                                   ------------------

Check here if Amendment [  ];    Amendment Number: ------------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        New Generation Advisors, LLC
             ----------------------------
Address:     49 Union Street
             ----------------------------
             Manchester, MA  01944
             ----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     George Putnam III
          -------------------------------
Title:    President
          -------------------------------
Phone:    978-704-6200
          -------------------------------

Signature, Place and Date of Signing:

/s/ George Putnam III        Manchester, MA          November 13, 2012
---------------------       -----------------       -------------------
    [Signature]               [City, State]               [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                    0
                                                -------------
Form 13F Information Table Entry Total:              38
                                                -------------
Form 13F Information Table Value Total:           $156,284
                                                -------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                     Title of                Value              Investment   Other         Voting Authority
Name of Issuer                        Class       Cusip     ($1000)    Shares   Discretion  Managers   Sole     Shared     None
-----------------------------        --------   ---------   -------    ------   ----------  --------   ----     ------     ----
ACCO BRANDS CORP                     COMMON     00081T108    2,323     357,965     SOLE       NONE              357,965
ACCURIDE CORP                        COMMON     00439T206    5,881   1,262,077     SOLE       NONE            1,262,077
BALTIC TRADING LTD                   COMMON     Y0553W103    1,259     389,836     SOLE       NONE              389,836
BLUELINX HOLDINGS INC                COMMON     09624H109    4,042   1,727,407     SOLE       NONE            1,727,407
BUILDERS FIRSTSOURCE, INC            COMMON     12008R107    7,559   1,456,498     SOLE       NONE            1,456,498
COMERICA INC  29.4000 EXP11/14/2018  WTS        200340115    2,108     290,365     SOLE       NONE              290,365
DELTA AIR LINES, INC                 COMMON     247361702    5,072     553,758     SOLE       NONE              553,758
DORAL FINANCIAL CORP                 COMMON     25811P886    3,693   3,926,122     SOLE       NONE            3,926,122
EUROSEAS LTD                         COMMON     Y23592200    3,053   2,725,895     SOLE       NONE            2,725,895
EXIDE TECHNOLOGIES                   COMMON     302051206    4,090   1,319,342     SOLE       NONE            1,319,342
FAIRPOINT COMMUNICATIONS, INC        COMMON     305560302   11,000   1,455,040     SOLE       NONE            1,455,040
FIFTH THIRD BANCORP                  COMMON     316773100    2,364     152,445     SOLE       NONE              152,445
GENERAL MOTORS CO                    COMMON     37045V100    3,844     168,965     SOLE       NONE              168,965
GENERAL MOTORS CO 10.0000
 EXP07/10/2016                       WTS        37045V118    4,344     315,254     SOLE       NONE              315,254
GENERAL MOTORS CO 18.3300
 EXP07/10/2019                       WTS        37045V126    2,769     335,239     SOLE       NONE              335,239
GLOBAL SHIP LEASE, INC               CL A       Y27183105      399     117,101     SOLE       NONE              117,101
KEMET CORP                           COMMON     488360207    1,770     402,283     SOLE       NONE              402,283
LEAP WIRELESS INTL INC               COMMON     521863308    2,919     428,660     SOLE       NONE              428,660
LEAR CORP                            COMMON     521865204    9,758     258,219     SOLE       NONE              258,219
LENNAR CORP                          CL A       526057104    5,661     162,805     SOLE       NONE              162,805
METROPCS COMMUNICATIONS, INC         COMMON     591708102    8,842     755,092     SOLE       NONE              755,092
MGIC INVESTMENT CORP                 COMMON     552848103    7,310   4,777,898     SOLE       NONE            4,777,898
PARAGON SHIPPING INC                 CL A       69913R309      786   1,827,106     SOLE       NONE            1,827,106
PENNYMAC MTG INVT TR                 COMMON     70931T103    6,049     258,843     SOLE       NONE              258,843
THE PNC FINANCIAL SERVICES
 GROUP, INC 67.3300 EXP12/31/2018    WTS        693475121    2,943     276,305     SOLE       NONE              276,305
RADIAN GROUP INC                     COMMON     750236101    1,313     302,452     SOLE       NONE              302,452
REGIONS FINANCIAL CORP               COMMON     7591EP100    4,053     563,264     SOLE       NONE              563,264
REVLON INC                           CL A       761525609    3,587     232,288     SOLE       NONE              232,288
STERLING FINANCIAL CORP              COMMON     859319303      554      24,860     SOLE       NONE               24,860
SUNTRUST BANKS INC                   COMMON     867914103    5,738     202,961     SOLE       NONE              202,961
SUPERVALU INC                        COMMON     868536103      482     200,000     SOLE       NONE              200,000
TENET HEALTHCARE CORP                COMMON     88033G100    2,200     350,867     SOLE       NONE              350,867
U.S. CONCRETE INC                    COMMON     90333L201    6,097     940,910     SOLE       NONE              940,910
UNITED CONTINENTAL HOLDING INC       COMMON     910047109    6,548     335,778     SOLE       NONE              335,778
US AIRWAYS GROUP INC                 COMMON     90341W108    7,079     676,793     SOLE       NONE              676,793
VISHAY INTERTECHNOLOGY               COMMON     928298108    2,990     304,179     SOLE       NONE              304,179
VISTEON CORPORATION                  COMMON     92839U206    1,445      32,500     SOLE       NONE               32,500
WELLS FARGO & CO 34.0100
 EXP10/28/2018                       WTS        949746119    4,360     441,790     SOLE       NONE              441,790

                                                           156,284